UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04791

                  ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2005

                     Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005  (unaudited)

                                                         Principal
                                                            Amount
                                                             (000)         Value

MUNICIPAL BONDS-97.7%

Long-Term Municipal Bonds-97.7%
Alabama-0.8%
Jefferson Cnty Ltd Oblig Sch Warrants
Ser 04A
5.25%, 1/01/23                                              $1,200  $  1,272,744
Montgomery Bmc Spl Care Facs Fing Auth Rev
(Baptist Health) Ser 04C
5.25%, 11/15/29                                              2,190     2,236,625
                                                                    ------------
                                                                       3,509,369
                                                                    ------------
Arizona-3.0%
Estrella Mtn Ranch CFD
(Desert Village) Ser 02
7.38%, 7/01/27                                               2,892     3,146,467
Mesa Str & Hwy Rev
FSA Ser 05
5.00%, 7/01/24                                               1,200     1,281,144
Phoenix Civic Impt Corp  Wastewtr Sys Rev
MBIA Ser 04
5.00%, 7/01/23-7/01/24                                       2,800     2,987,502
Pima Cnty IDA
(Horizon Cmnty Learning Center) Ser 05
5.125%, 6/01/20                                              3,310     3,387,752
Sundance CFD
Ser 02
7.75%, 7/01/22                                                 950       975,593
Vistancia CFD
Ser 02
6.75%, 7/15/22                                               2,000     2,142,480
                                                                    ------------
                                                                      13,920,938
                                                                    ------------
California-5.1%
California Dept Wtr Rev
Ser 02A
5.38%, 5/01/22                                               2,000     2,168,920
California GO
AMBAC Ser 02B
5.00%, 4/01/27                                               2,650     2,765,672
Ser 02
5.25%, 4/01/30                                                 825       875,325
Ser 04
5.13%, 2/01/28                                               1,000     1,057,460
California PCR
(So Calif) Ser 86A
2.00%, 2/28/08                                               7,500     7,443,300
Chula Vista IDR
(San Diego Gas) Ser 96A
5.30%, 7/01/21                                               4,000     4,284,800

Manteca Uni Sch Dist
MBIA Ser 01
Zero coupon, 9/01/31                                        11,910     3,285,493
San Jose MFHR
(Almaden Apts) Ser 01G AMT
5.35%, 7/15/34                                               1,595     1,677,701
                                                                    ------------
                                                                      23,558,671
                                                                    ------------
Colorado-1.4%
Colorado HFA SFMR
(Mtg Rev) Ser 99A-2 AMT
6.45%, 4/01/30                                               1,010     1,064,863
Colorado Hlth Facs Auth Rev
(Parkview Med Ctr) Ser 04
5.00%, 9/01/25                                               1,690     1,720,268
Denver City & Cnty Arpt Auth
(United Airlines) Ser 92A AMT
6.875%, 10/01/32 (a)                                         3,075     2,795,913
Todd Creek Farms Met Dist # 1
Wtr and Wastewtr Rev Ser 04
6.13%, 12/01/19                                                820       819,393
                                                                    ------------
                                                                       6,400,437
                                                                    ------------
Connecticut-0.2%
Connecticut Hlth & Ed Facs Auth Rev
(Griffin Hosp) Radian Ser 05B
5.00%, 7/01/23                                                 750       788,880
                                                                    ------------
Florida-20.5%
Beacon Tradeport CDD
Ser 02B
7.25%, 5/01/33                                                 170       183,136
Bonnet Creek CDD
Ser 02
7.25%, 5/01/18                                               2,000     2,141,720
Clay Cnty CDD
(Crossings at Fleming Island) Ser 00C
7.05%, 5/01/15                                               1,965     2,096,478
Collier Cnty CFD
(Fiddlers Creek) Ser 96
7.50%, 5/01/18                                                 970     1,014,397
Collier Cnty IDR
(Southern St Util) Ser 96 AMT
6.50%, 10/01/25                                              3,605     3,778,617
Dade Cnty Arpt Rev
(Miami Int'l) MBIA Ser 95B AMT
6.00%, 10/01/24                                              4,730     4,845,648
Gateway CDD
(Sun City Center)
5.50%, 5/01/10                                                 615       625,763
Indian Trace Dev Dist Spl Assmt
(Wtr Mgmt Spl Benefit) Ser 05 MBIA
5.00%, 5/01/22-5/01/23                                       1,800     1,931,204
Jacksonville Elec Auth
Ser 02A
5.50%, 10/01/41                                              3,750     3,955,875
Jacksonville Hosp Rev
(Mayo Clinic) Ser 01C
5.50%, 11/15/36                                              6,750     7,355,880

Lee Cnty CDD
(Miromar Lakes) Ser 00A
7.25%, 5/01/12                                               4,485     4,759,976
(Stoneybrook) Ser 98
5.70%, 5/01/08                                                  85        86,001
Lee Cnty CFD
(Herons Glen) Ser 99
6.00%, 5/01/29                                               6,300     6,493,410
Lee Cnty HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
7.20%, 3/01/33                                                 180       180,139
Lee Cnty Transp Fac
(Sanibel Brdgs & Causway) CIFG Ser 05B
5.00%, 10/01/30                                              1,600     1,689,968
Manatee Cnty CDD
(Tara) Ser 00A
7.15%, 5/01/31                                               1,880     2,006,073
Marshall Creek CDD
Ser 02
6.63%, 5/01/32                                               1,705     1,810,386
Miami Beach Hosp Rev
(Mt Sinai Med Center) Ser 01A
6.80%, 11/15/31                                              3,500     3,819,025
Miami Dade Cnty HFA MFHR
(Marbrisa Apts) FSA Ser 00-2A AMT
6.15%, 8/01/38                                               4,200     4,490,262
Northern Palm Beach Cnty
(ABACOA) Ser 96A
7.20%, 8/01/16                                               8,000     8,505,040
7.30%, 8/01/27                                               8,000     8,512,800
Orange Cnty HFA MFHR
(Seminole Pt Proj) Ser 99L AMT
5.80%, 6/01/32                                               6,755     6,810,796
Orlando Assess Dist
(Conroy Rd Proj) Ser 98A
5.80%, 5/01/26                                               3,250     3,325,368
Pasco Cnty HFA MFHR
(Pasco Woods Apts) Ser 99A AMT
5.90%, 8/01/39                                               3,690     3,867,673
Pier Park CDD
Ser 02-1
7.15%, 5/01/34                                               3,245     3,440,187
Preserve at Wilderness Lake CDD
Ser 02B
6.20%, 11/01/08                                                380       386,076
Volusia Cnty Ed Fac
(Embry-Riddle Aero Univ) Ser 96A
6.13%, 10/15/26                                              4,135     4,359,696
Westchester CDD
Ser 03
6.00%, 5/01/23                                               2,000     2,087,500
                                                                    ------------
                                                                      94,559,094
                                                                    ------------
Illinois-2.7%
Chicago Arpt Rev
(O'Hare Int'l Arpt) XLCA Ser 03B-1
5.25%, 1/01/34                                               3,400     3,608,556
Chicago HFA SFMR
(Mtg Rev) GNMA/FNMA/FHLMC Ser 98A AMT
6.45%, 9/01/29                                                 565       566,655

Chicago HFA SFMR
(Mtg Rev) GNMA/FNMA/FHLMC Ser 98C-1 AMT
6.30%, 9/01/29                                                 385       400,015
Chicago HFA SFMR
(Mtg Rev) GNMA/FNMA/FHLMC Ser 99A AMT
6.35%, 10/01/30                                                475       497,548
Chicago HFA SFMR
(Mtg Rev) GNMA/FNMA/FHLMC Ser 99C AMT
7.05%, 10/01/30                                                145       144,909
Chicago Spec Assess
(Lake Shore East) Ser 03
6.75%, 12/01/32                                              3,500     3,807,755
Manhattan
No. 04-1 (Brookstone Springs Proj) Ser 05
5.875%, 3/01/28                                              1,685     1,668,201
Met Pier & Expo Auth Spec Tax Rev
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                               1,750     1,855,088
                                                                    ------------
                                                                      12,548,727
                                                                    ------------
Indiana-0.3%
Hendricks Cnty Bldg Facs Corp
(First Mtg) Ser 04
5.50%, 7/15/23                                               1,165     1,287,896
                                                                    ------------
Louisiana-1.9%
De Soto Parish PCR
(Int'l Paper Co) Ser 02A
5.00%, 10/01/12                                              4,000     4,193,400
Louisiana Arpt Fac
(Cargo ACQ Grp) Ser 02 AMT
6.65%, 1/01/25                                               1,125     1,192,905
New Orleans GO
MBIA Ser 05
5.00%, 12/01/29                                              3,420     3,614,837
                                                                    ------------
                                                                       9,001,142
                                                                    ------------
Maine-0.4%
Jay PCR
(Int'l Paper) Ser 99A AMT
6.25%, 9/01/23                                               1,800     1,923,822
                                                                    ------------
Maryland-2.5%
Maryland CDA SFMR
(Mtg Rev) Ser 00A AMT
6.10%, 7/01/38                                               6,285     6,560,346
Maryland IDR
(Med Waste Assoc) Ser 89 AMT
8.75%, 11/15/10 (b)                                          1,225       875,948
Tax Exempt Municipal Infrastructure
Ser 04A
3.80%, 5/01/08 (c)                                           4,035     4,044,200
                                                                    ------------
                                                                      11,480,494
                                                                    ------------
Massachusetts-7.4%
Massachusetts Dev Fin Agy Hlth Fac
(Seven Hills) Asset Gty Ser 99
5.15%, 9/01/28                                               6,035     6,220,033
Massachusetts GO
Ser 02C Prerefunded
5.25%, 11/01/30                                              3,220     3,532,308

Ser 02C Unrefunded
5.25%, 11/01/30                                              1,780     1,952,642
Massachusetts Port Auth
Ser 99D AMT
6.00%, 7/01/29                                               7,500     8,205,150
Massachusetts Port Auth Spec Fac
(BosFuel Corp) MBIA Ser 97 AMT
6.00%, 7/01/36                                              11,920    12,500,504
New England Student Loan Rev
Ser 93H AMT
6.90%, 11/01/09                                              1,500     1,602,315
                                                                    ------------
                                                                      34,012,952
                                                                    ------------
Michigan-5.7%
Detroit Local Dev Fin Auth
(DaimlerChrysler Assembly Plant) Ser 98A
5.50%, 5/01/21                                                 535       493,264
Kent Hosp Fin Auth
(Met Hosp Project) Ser 05A
5.75%, 7/01/25                                                 710       759,778
Michigan HDA MFHR
(Rental Rev) AMBAC Ser 97A AMT
6.10%, 10/01/33                                              1,000     1,037,130
Michigan Hosp Fin Auth
(Marquette Gen Hosp Oblig Grp) Ser 05A
5.00%, 5/15/26                                               1,150     1,165,916
(Sparrow Med Ctr) Ser 01
5.63%, 11/15/36                                              2,650     2,801,183
(Trinity Health) Ser 00A
6.00%, 12/01/27                                              4,515     4,992,145
Midland Cnty PCR
(CMS Energy) Ser 00A AMT
6.88%, 7/23/09                                               8,000     8,386,800
Saginaw Hosp Rev
(Covenant Med Ctr) Ser 00F
6.50%, 7/01/30                                               6,125     6,771,004
                                                                    ------------
                                                                      26,407,220
                                                                    ------------
Minnesota-1.4%
Minn-St Paul Met Arpt Rev
FGIC Ser 00B AMT
6.00%, 1/01/21                                               3,520     3,855,456
Shakopee Hlth Care Facs Rev
(St. Francis Regl Med Ctr) Ser 04
5.10%, 9/01/25                                               2,700     2,793,096
                                                                    ------------
                                                                       6,648,552
                                                                    ------------
Mississippi-0.3%
Warren Cnty PCR
(Int'l Paper) Ser 99A AMT
6.25%, 9/01/23                                               1,300     1,391,923
                                                                    ------------
Missouri-0.8%
Jackson Cnty Pub Bldg Corp Leasehld Rev
(Cap Impts Proj) Ser 05
5.00%, 12/01/29                                                700       728,000
Kansas City Arpt Fac Rev
(Cargo ACQ Grp) Ser 02
6.25%, 1/01/30                                               1,985     2,030,695

Missouri Dev Fin Brd Infrastructure Fac Rev
(Crackerneck Creek Project) Ser 05C
5.00%, 3/01/26                                               1,000     1,022,360
                                                                    ------------
                                                                       3,781,055
                                                                    ------------
Nevada-0.8%
Carson City Hosp Rev
(Carson-Tahoe Hosp Proj) Radian Ser 03A
5.13%, 9/01/29                                               2,700     2,789,127
North Las Vegas CDD
Ser 03
6.40%, 12/01/22                                                990     1,031,045
                                                                    ------------
                                                                       3,820,172
                                                                    ------------
New Hampshire-0.9%
New Hampshire Bus Fin Auth PCR
(Public Service Co) Ser 93E AMT
6.00%, 5/01/21                                               4,000     4,201,440
                                                                    ------------
New Jersey-4.8%
Morris-Union Jointure Commn COP
Radian Ser 04
5.00%, 5/01/27                                               5,175     5,397,732
New Jersey Eco Dev Auth Rev
(Rols II-R 305) FGIC Ser 04
7.53%, 6/15/13 (c)(d)                                        4,500     5,228,010
(Rols II-R 311) FGIC Ser 04
7.53%, 6/15/12 (c)(d)                                        6,000     6,960,480
New Jersey Ed Facs Auth
AMBAC Ser 03
8.06%, 9/01/21 (c)(d)                                        4,000     4,682,720
                                                                    ------------
                                                                      22,268,942
                                                                    ------------
New York-6.2%
Erie Cnty IDA Sch Fac Rev
(Buffalo Sch Dist Proj) FSA Ser 04
5.75%, 5/01/25-5/01/26                                       3,800     4,318,131
Grand Central
Ser 04-394
7.35%, 1/01/12 (c)(d)                                        1,785     2,045,735
New York GO
Ser 03
5.50%, 8/01/21                                               5,000     5,473,050
5.75%, 3/01/15-3/01/17                                       4,250     4,755,787
Ser 04G
5.00%, 12/01/23                                                895       940,564
Ser 04I
5.00%, 8/01/21                                               1,000     1,053,280
Ser 97A Prerefunded
6.25%, 8/01/17                                               5,750     6,031,750
New York Hsg Fin Agy Personal Income Tax Rev
(Eco Dev & Hsg) Ser 05A FGIC
5.00%, 9/15/25                                               1,200     1,277,208
New York IDA
(Lycee Francais) ACA Ser 02C
6.80%, 6/01/28                                               2,500     2,610,225
                                                                    ------------
                                                                      28,505,730
                                                                    ------------
Ohio-5.4%
Cuyahoga Cnty Port Auth Rev
Ser 01
7.35%, 12/01/31                                              5,400     5,720,166

Franklin Cnty
(OCLC Online Computer Libry Ctr) Ser 98
5.20%, 10/01/20                                              1,200     1,261,656
Port Auth of Columbiana Cnty SWR
(Apex Environmental, Llc.) Ser 04A AMT
7.13%, 8/01/25                                               1,240     1,253,863
Toledo Lucas Cnty Port Auth Rev
(Crocker Park Proj) Ser 03
5.38%, 12/01/35                                              5,000     5,370,700
Toledo Lucas Cnty Port Fac Rev
(CSX Transp) Ser 92
6.45%, 12/15/21                                              9,730    11,365,321
                                                                    ------------
                                                                      24,971,706
                                                                    ------------
Oregon-1.5%
Oregon Hsg Dev Agy SFMR
(Mtg Rev) Ser 02B AMT
5.45%, 7/01/32                                               3,395     3,467,110
Oregon St Dept Admin Svcs COP
FSA Ser 05A
5.00%, 5/01/23                                               3,090     3,303,673
                                                                    ------------
                                                                       6,770,783
                                                                    ------------
Pennsylvania-4.4%
Ephrata Area Sch Dist
Ser 05 FGIC
5.00%, 3/01/22                                               2,565     2,739,959
Montgomery Cnty Hosp Rev
(Abington Mem Hosp) Ser 02A
5.13%, 6/01/32                                               2,000     2,065,580
Montgomery Cnty IDA Rev
(Whitemarsh Cont Care Proj) Ser 05
6.00%, 2/01/21                                               1,210     1,250,354
Pennsylvania HFA
FSA Ser 03-1235
6.65%, 6/01/08 (d)                                             575       575,000
Ser 04 - 1263 AMT
4.76%, 6/01/08 (d)                                             625       625,000
Pennsylvania HFA SFMR
(Mtg Rev) Ser 03 AMT
2.85%, 6/01/08 (d)                                           3,451     3,450,954
Pennsylvania Hgr Ed Hosp Rev
(UPMC) Ser 01A
6.00%, 1/15/31                                               3,845     4,239,189
Philadelphia Auth IDR
(Leadership Learning Partners) Ser 05A
5.25%, 7/01/24                                               1,030     1,011,604
Southcentral Penn Gen Auth Rev
(Wellspan Health) MBIA Ser 01
5.25%, 5/15/31                                                 685       738,526
Prerefunded MBIA Ser 01
5.25%, 5/15/31 (e)                                           3,115     3,456,310
                                                                    ------------
                                                                      20,152,476
                                                                    ------------
Puerto Rico-0.6%
Puerto Rico Commonwealth
MBIA Ser 04-441
14.95%, 1/01/09 (c)(d)                                       2,125     2,965,820
                                                                    ------------

Texas-15.4%
Alliance Arpt Fac
(Federal Express) Ser 96 AMT
6.38%, 4/01/21                                              12,550    13,081,744
Brownwood ISD
(Schl Bldg) Ser 05 FGIC
5.25%, 2/15/22-2/15/24                                       3,505     3,793,908
Corpus Christi Arpt Rev
(Corpus Christi Int'l) FSA Ser 00B
5.38%, 2/15/30                                               7,100     7,598,207
Dallas Fort Worth Arpt Rev
FGIC Ser 01 AMT
5.50%, 11/01/35                                             13,400    14,143,834
Ector Cnty Sch Dist
Ser 03
5.25%, 8/15/27                                               3,000     3,231,930
Grapevine Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.50%, 1/01/24                                               1,000     1,053,280
Guadalupe-Blanco Riv Auth
Contract & Sub Wtr Res Div & Water Surp Rev MBIA Ser 04A
5.00%, 8/15/24                                               1,440     1,506,830
Hidalgo Cnty Hlth Svcs
(Mission Hosp, Inc. Proj) Ser 05
5.00%, 8/15/14-8/15/19                                         730       746,149
Houston Arpt Fac
(Continental Airlines) Ser 01E AMT
7.00%, 7/01/29                                               2,750     2,711,445
Houston Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.38%, 1/01/23                                               3,000     3,118,860
Laredo ISD Pub Fac Corp
Lease Rev AMBAC Ser 04A
5.00%, 8/01/24                                               1,000     1,043,080
Mission Cons ISD
Ser 05 PSF-GTD
5.00%, 2/15/28                                               2,785     2,938,342
Richardson Hosp Auth Rev
(Richardson Regional) FSA Ser 04
5.88%, 12/01/24                                              2,310     2,463,939
(Richardson Regional) Ser 04
6.00%, 12/01/19                                              1,830     2,010,767
San Antonio GO
Ser 02 Unrefunded
5.00%, 2/01/22                                               3,060     3,206,727
Seguin Hgr Ed Rev
(Texas Lutheran Univ Proj) Ser 04
5.25%, 9/01/28                                               1,000     1,018,750
Texas Turnpike Auth
AMBAC Ser 04-284
10.05%, 8/15/39 (c)(d)                                       3,000     3,645,390
Tyler Hosp Rev
(Mother Francis Regl Hlth) Ser 01
6.00%, 7/01/31                                               3,900     4,111,380
                                                                    ------------
                                                                      71,424,562
                                                                    ------------
Virginia-1.8%
Arlington IDA Hosp Rev
(Arlington Hlth Sys) Ser 01
5.25%, 7/01/31                                               1,000     1,044,610

Bell Creek CDD
Ser 03A
6.75%, 3/01/22                                               2,522     2,616,928
Broad St CDD
Ser 03
7.50%, 6/01/33                                               3,000     3,311,700
Pocahontas Pkwy Assoc Toll Rd Rev
(Cap Appreciation) Sr Ser 98B
Zero coupon, 8/15/15                                         2,000     1,172,000
                                                                    ------------
                                                                       8,145,238
                                                                    ------------
Washington-0.2%
Snohomish Cnty Sch Dist No 004 (Lake Stevens)
FGIC Ser 05
5.00%, 12/01/22                                                960     1,028,755
                                                                    ------------
Wisconsin-0.8%
Milwaukee Arpt Rev
(Cargo ACQ Grp) Ser 02 AMT
6.50%, 1/01/25                                               2,340     2,471,953
Wisconsin Hlth & Ed Facs Auth Rev
(Bell Tower Residence Proj) Ser 05
5.00%, 7/01/25                                               1,270     1,291,793
                                                                    ------------
                                                                       3,763,746
                                                                    ------------
U. S. Virgin Islands-0.5%
Virgin Islands Pub Fin Auth
FSA Ser 03A-1233
13.14%, 10/01/11 (c)(d)                                        255       385,891
FSA Ser 03B-1233
13.14%, 10/01/14 (c)(d)                                        150       232,523
FSA Ser 03C-1233
14.40%, 10/01/15 (c)(d)                                        210       342,506
FSA Ser 03D-1233
14.40%, 10/01/16 (c)(d)                                        540       862,974
FSA Ser 03E-1233
14.40%, 10/01/17 (c)(d)                                        330       518,344
                                                                    ------------
                                                                       2,342,238
                                                                    ------------
Total Investments-97.7%
(cost $426,867,334)                                                  451,582,780
Other assets less liabilities-2.3%                                    10,437,193
                                                                    ------------
Net Assets - 100%                                                   $462,019,973
                                                                    ------------

INTEREST RATE SWAP TRANSACTIONS

                                                           Rate Type
                                              -----------------------------------
                                                 Payments          Payments
                  Notional                         made            received           Unrealized
      Swap         Amount      Termination        by the            by the           Appreciation/
  Counterparty     (000)           Date          Portfolio         Portfolio        (Depreciation)
----------------------------------------------------------------------------------------------------
   CitiGroup+      5,500         9/22/05           MMD***           3.485%             $ (100,635)
   CitiGroup       4,700         6/22/07            BMA*            2.962%                (14,776)
 Goldman Sachs    28,700         2/03/06         76.48% of           BMA*                 (29,261)
                                              1 Month LIBOR**
 Goldman Sachs     7,500         3/01/06           2.255%            BMA*                  29,447
  J.P. Morgan      4,400         4/05/07            BMA*            2.988%                 (8,194)
Merrill Lynch++    4,700         9/13/05           MMD***           3.460%                (87,641)
 Merrill Lynch    28,700         2/03/06            BMA*           85.10% of              109,246
                                                                1 Month LIBOR**

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
***   MMD (Municipal Market Data)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is September 22, 2005.
++ Represents a forward interest rate swap whose effective date for the exchange of cash flows is September 13, 2005.

FINANCIAL FUTURES CONTRACTS SOLD

                                                                       Value at
                       Number of       Expiration        Original      July 31,         Unrealized
      Type             Contracts         Month            Value          2005          Appreciation
----------------------------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future              14         September 2005    $1,589,604     $1,553,781          $35,823

(a)   Security is in default and is non-income producing.
(b)   Illiquid Security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $27,870,393 or 6.0% of net assets.
(d) Inverse floater security--security with variable or floating interest rate that moves in oppo- site direction of short-term interest rates.
(e) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA       --  American Capital Access Financial Guaranty Corporation
      AMBAC     --  American Municipal Bond Assurance Corporation
      AMT       --  Alternative Minimum Tax - ( subject to )
      CDA       --  Community Development Administration
      CDD       --  Community Development District
      CFD       --  Community Facilities District
      CIFG      --  CIFG Assurance North America, Inc.
      COP       --  Cerificates of Participation
      FGIC      --  Financial Guaranty Insurance Company
      FHLMC     --  Federal Home Loan Mortgage Corporation
      FNMA      --  Federal National Mortgage Association
      FSA       --  Financial Security Assurance Inc.
      GNMA      --  Government National Mortgage Association
      GO        --  General Obligation
      HDA       --  Housing Development Authority
      HFA       --  Housing Finance Authority
      IDA       --  Industrial Development Authority/Agency
      IDR       --  Industrial Development Revenue
      ISD       --  Independent School District
      MBIA      --  Municipal Bond Investors Assurance
      MFHR      --  Multi-Family Housing Revenue
      PCR       --  Pollution Control Revenue
      PSF-GTD   --  (Texas) Permanent School Funds
      SFMR      --  Single Family Mortgage Revenue
      SWR       --  Solid Waste Revenue
      XLCA      --  XL Capital Assurance Inc.

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005  (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)           Value

MUNICIPAL BONDS-101.4%

Long-Term Municipal Bonds-99.8%
Alabama-0.7%
Jefferson Cnty Wtr & Swr Rev
FGIC Ser 02B
5.00%, 2/01/41 (a)                                       $ 625       $ 683,531
FGIC Ser 02B Prerefunded
5.00%, 2/01/41                                             375         406,485
                                                                 --------------
                                                                     1,090,016
                                                                 --------------

Alaska-3.1%
Alaska HFC SFMR
(Mtg Rev) MBIA Ser 97A
6.00%, 6/01/27                                           4,510       4,742,626
                                                                 --------------

Arizona-1.4%
Mesa Str & Hwy Rev
FSA Ser 05
5.00%, 7/01/24                                           1,100       1,174,382
Phoenix Civic Impt Corp Wastewtr Sys Rev
MBIA Ser 04
5.00%, 7/01/24                                             950       1,011,788
                                                                 --------------
                                                                     2,186,170
                                                                 --------------

California-6.9%
California GO
5.13%, 2/01/28                                           1,500       1,586,190
AMBAC Ser 02B
5.00%, 4/01/27                                           3,000       3,130,950
FSA Ser 03
5.00%, 2/01/29                                           1,445       1,515,805
California Statewide Cmm Dev Auth COP
(Eskaton) ACA Ser 99
4.45%, 5/15/29 (b)                                         300         300,000
Golden St
Tob Settlement Bonds XLCA Ser 03
5.50%, 6/01/33                                           2,000       2,206,880
San Bernardino Cnty Redev
(Ontario Proj #1) MBIA Ser 93 ETM
5.80%, 8/01/23                                           2,000       2,063,800
                                                                 --------------
                                                                    10,803,625
                                                                 --------------

Colorado-9.8%
Denver City & Cnty Arpt Rev
MBIA Ser 95A
5.70%, 11/15/25                                          6,375       6,550,822
Northwest Parkway Toll Rev
FSA Ser 01C
5.80%, 6/15/25 (c)                                       9,000       7,617,870
SBC Met Dist
ACA Ser 05 WI
5.00%, 12/01/29                                          1,000       1,016,070
                                                                 --------------
                                                                    15,184,762
                                                                 --------------

Florida-2.0%
Volusia Cnty Hlth Fac
(John Knox Village) Asset Gty Ser 96A
6.00%, 6/01/17                                           3,000       3,102,240
                                                                 --------------

Illinois-7.2%
Chicago Arpt Rev
(O'Hare Int'l Arpt) XLCA Ser 03
5.25%, 1/01/34                                           1,700       1,804,278
Chicago Stadium Rev
(Soldier Field) AMBAC Ser 01
5.50%, 6/15/30 (c)                                       9,000       7,557,570
Met Pier & Expo Auth
(McCormick Place) MBIA Ser 02A
5.25%, 6/15/42                                           1,750       1,855,088
                                                                 --------------
                                                                    11,216,936
                                                                 --------------

Louisiana-0.4%
New Orleans GO
MBIA Ser 05
5.00%, 12/01/29                                            570         602,473
                                                                 --------------

Massachusetts-6.0%
Massachusetts Hlth & Ed Facs Hosp Rev
(Berkshire Hlth Sys) Asset Gty Ser 01E
5.70%, 10/01/25                                          7,000       7,686,490
(Cape Cod Healthcare) Asset Gty Ser 01C
5.25%, 11/15/31                                          1,600       1,692,336
                                                                 --------------
                                                                     9,378,826
                                                                 --------------

Michigan-9.1%
Detroit Wtr Sply Sys
FGIC Ser 01
5.50%, 7/01/33                                           1,450       1,582,907
Kalamazoo Hosp Rev
(Borgess Med Ctr) FGIC Ser 94A ETM
7.81%, 6/01/11 (d)                                       5,140       5,332,544
Michigan Mun Bd Auth Rev
(Sch Dist City of Detroit) Ser 05 FSA
5.00%, 6/01/20                                           1,500       1,599,465
Michigan Strategic Fund
(Detroit Edison Co) MBIA Ser 95AA
6.40%, 9/01/25                                           2,335       2,387,958
Michigan Trunk Line Fund
FSA Ser 01A
5.25%, 11/01/30                                          1,000       1,102,650
PontiacTax Increment
ACA Ser 02
5.625%, 6/01/22                                            700         742,889
Royal Oak Hosp Rev
(William Beaumont) MBIA Ser 01M
5.25%, 11/15/35                                          1,300       1,354,197
                                                                 --------------
                                                                    14,102,610
                                                                 --------------

Minnesota-4.3%
Waconia Hlth Fac
(Ridgeview Med Ctr) Asset Gty Ser 99A
6.125%, 1/01/29                                          6,095       6,712,058
                                                                 --------------

Nevada-1.4%
Carson City Hosp Rev
(Carson-Tahoe Hosp) Radian Ser 03A
5.125%, 9/01/29                                          2,100       2,169,321
                                                                 --------------

New Hampshire-1.6%
New Hampshire Hosp Rev
(Mary Hitchcock Hosp) FSA Ser 02
5.50%, 8/01/27                                           2,250       2,475,833
                                                                 --------------

New Jersey-5.4%
Morris-Union Jointure COP
Radian Ser 04
5.00%, 5/01/27                                           1,700       1,773,168
New Jersey Eco Dev Auth Rev
(Cigarette Tax) FGIC Ser 04
5.00%, 6/15/12                                           1,500       1,620,060
New Jersey Ed Facs Auth Rev
AMBAC Ser 02A
5.125%, 9/01/22                                          2,500       2,671,800
AMBAC Ser 03
8.06%, 9/01/21 (d)(e)                                    1,210       1,416,523
New Jersey Health Care Fac Fin Auth Rev
(RWJ Health Care Corp) Radian Ser 05B
5.00%, 7/01/25                                             840         878,043
                                                                 --------------
                                                                     8,359,594
                                                                 --------------

New York-6.4%
Erie Cnty IDA Sch Fac Rev
(Buffalo Sch Dist Proj) FSA Ser 04
5.75%, 5/01/26                                           1,300       1,476,657
Nassau Cnty Hlth Fac Rev
(Nassau Hlth Sys) FSA Ser 99
5.75%, 8/01/29                                           7,600       8,470,352
                                                                 --------------
                                                                     9,947,009
                                                                 --------------

Ohio-8.5%
Hamilton Cnty Sales Tax Rev
AMBAC Ser 00B
5.25%, 12/01/32                                          7,100       7,537,289
Summit Cnty GO
FGIC Ser 00 Prerefunded
6.00%, 12/01/21                                          5,000       5,699,000
                                                                 --------------
                                                                    13,236,289
                                                                 --------------

Pennsylvania-9.8%
Allegheny Cnty Hgr Ed Rev
(Carnegie Mellon Univ) Ser 02
5.50%, 3/01/28                                           7,165       7,811,211
Pennsylvania Turnpike Transp Rev
AMBAC Ser 01
5.25%, 7/15/41                                           7,000       7,366,100
                                                                 --------------
                                                                    15,177,311
                                                                 --------------

Puerto Rico-4.8%
Puerto Rico Elec Pwr Auth
XLCA Ser 02-1
5.25%, 7/01/22 (f)                                       6,935       7,537,097
                                                                 --------------

Rhode Island-4.7%
Rhode Island Eco Dev Auth
(Providence Place Mall Proj) Asset Gty Ser 00
6.125%, 7/01/20                                          6,500       7,289,100
                                                                 --------------

Texas-4.4%
Guadalupe-Blanco Riv Auth & Surp
(Contract & Sub Wtr Res) MBIA Ser 04A
5.00%, 8/15/24                                             455         476,117
Pearland
Perm Impt MBIA Ser 05
5.00%, 3/01/24                                           2,525       2,668,571
San Antonio GO
Ser 02
5.00%, 2/01/23                                           1,485       1,551,053
Texas Turnpike Auth
AMBAC Series 02A
5.50%, 8/15/39                                           2,000       2,172,100
                                                                 --------------
                                                                     6,867,841
                                                                 --------------

Washington-0.2%
Snohomish Cnty Sch Dist No 004 (Lake Stevens)
FGIC Ser 05
5.00%, 12/01/22                                            340         364,351
                                                                 --------------

West Virginia-1.7%
Fairmont Higher Ed
(Fairmont St Col) FGIC Ser 02A
5.375%, 6/01/27                                          2,500       2,713,175
                                                                 --------------

Total Long-Term Municipal Bonds
(cost $144,159,817)                                                155,259,263
                                                                 --------------

Short-Term Municipal Notes (g)-1.6%
Nevada-1.3%
Clark Cnty Sch Dist
FSA Ser 01A
2.22%, 6/15/21                                           2,000       2,000,000
                                                                 --------------

New York-0.3%
New York City Mun Wtr Fin Auth Wtr & Swr Sys Rev
FGIC Ser 95A
2.28%, 6/15/25                                             400         400,000
                                                                 --------------

Total Short-Term Municipal Notes
(cost $2,400,000)                                                    2,400,000
                                                                 --------------

Total Investments-101.4%
(cost $146,559,817)                                                157,659,263
Other assets less liabilities-(1.4%)                               ($2,134,059)
                                                                 --------------
Net Assets - 100%                                                $ 155,525,204
                                                                 --------------

INTEREST RATE SWAP TRANSACTIONS

                                                           Rate Type
                                              -----------------------------------
                                                 Payments            Payments
                  Notional                         made              received               Unrealized
      Swap         Amount      Termination        by the              by the               Appreciation/
  Counterparty     (000)           Date          Portfolio           Portfolio            (Depreciation)
--------------------------------------------------------------------------------------------------------
Citigroup         $ 1,600         6/22/07          BMA*                2.962%               $ (5,030)
Goldman Sachs       9,500         2/03/06        76.48% of              BMA*                  (9,686)
                                              1 Month LIBOR**
J.P. Morgan         1,500         4/05/07          BMA*                2.988%                 (2,793)
J.P. Morgan         4,000         7/01/22          BMA*              80.98% of                 9,478
                                                                  1 Month LIBOR**
J.P. Morgan         2,600        11/05/24         4.149%                BMA*                 (77,020)
Merrill Lynch       9,500         2/03/06          BMA*              85.10% of                36,161
                                                                  1 Month LIBOR**
Merrill Lynch       3,100        11/01/19         3.896%                BMA*                 (44,317)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)

(a) Position, or portion thereof, with a market value of $339,032 has been segregated to collaterize margin requirements for open futures contracts.
(b)   Floating Rate Security - Security with variable or floating interest rate.
(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered to be liquid and may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2005, the market value of this security amounted to $1,416,523 representing .9% of net assets.
(f) Represents entire or partial position segregated as collateral for interest rate swap.
(g) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA     -- American Capital Access Financial Guaranty Corporation
      AMBAC   -- American Municipal Bond Assurance Corporation
      COP     -- Cerificate of Participation
      ETM     -- Escrow to Maturity
      FGIC    -- Financial Guaranty Insurance Company
      FSA     -- Financial Security Assurance Inc.
      GO      -- General Obligation
      HFC     -- Housing Finance Corporation
      IDA     -- Industrial Development Authority/Agency
      MBIA    -- Municipal Bond Investors Assurance
      SFMR    -- Single Family Mortgage Revenue
      XLCA    -- XL Capital Assurance Inc.
      WI      -- When-Issued Securities

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005  (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)          Value

MUNICIPAL BONDS-102.8%

Long-Term Municipal Bonds-98.0%
Arizona-0.5%
Goodyear IDA Wtr & Swr Rev
(Litchfield Park Proj) Ser 01 AMT
6.75%, 10/01/31                                         $ 1,000   $  1,053,970
Quailwood Meadows CFD
Ser 04
6.00%, 7/15/22                                            1,120      1,133,406
                                                                  -------------
                                                                     2,187,376
                                                                  -------------
California-0.2%
California GO
Ser 03
5.25%, 11/01/25                                             650        696,169
Ser 04
5.20%, 4/01/26                                              350        374,385
                                                                  -------------
                                                                     1,070,554
                                                                  -------------
Florida-3.5%
Crossings at Fleming Island CDD
(Eagle Harbor) Ser 00
7.10%, 5/01/30                                            5,500      5,855,685
Fiddlers Creek CDD
Ser 96
7.50%, 5/01/18                                            3,260      3,409,210
Ser 99B
5.80%, 5/01/21                                            1,525      1,591,475
Hammock Bay CDD
Ser 04A
6.15%, 5/01/24                                            1,200      1,216,668
Manatee Cnty CDD
(Heritage Harbor South) Ser 02B
5.40%, 11/01/08                                             700        702,828
Marshall Creek CDD
Ser 02A
6.625%, 5/01/32                                             970      1,029,956
Midtown Miami CDD
Ser 04A
6.00%, 5/01/24                                            2,500      2,623,650
                                                                  -------------
                                                                    16,429,472
                                                                  -------------
Georgia-0.1%
Atlanta Tax Alloc
(Eastside Proj) Ser 05B WI
5.60%, 1/01/30                                              500        499,625
                                                                  -------------
Illinois-0.9%
Antioch Village Spl Svc Area
(Clublands Proj) Ser 03
6.625%, 3/01/33                                           1,000      1,015,150
Plano Spl Svcs Area No.3
(Lakewood Springs Proj) Ser 05A
5.95%, 3/01/28                                            1,350      1,356,655

Yorkville Spl Svc Area
(Raintree Vlg Proj) Ser 03
6.875%, 3/01/33                                           2,000      2,093,480
                                                                  -------------
                                                                     4,465,285
                                                                  -------------
Kansas-0.1%
Wyandotte Cnty/Kansas City Uni Gov't Spl Oblig Rev
(Sales Tax) 2nd Lien Area Ser 05B WI
5.00%, 12/01/20                                             500        494,490
                                                                  -------------
Nevada-0.8%
Clark Cnty Impt Dist
Ser 03
6.10%, 8/01/18                                            1,500      1,546,560
Henderson Local Impt Dist
Ser 03
5.80%, 3/01/23                                              990      1,020,225
North Las Vegas CDD
Ser 03
6.40%, 12/01/22                                             990      1,031,045
                                                                  -------------
                                                                     3,597,830
                                                                  -------------
New Jersey-1.9%
Garden St Pres Tr
Open Space & Farmland FSA Ser 05A
5.80%, 11/01/17-11/01/21                                  8,000      9,188,955
                                                                  -------------
New York-85.7%
Cattaraugus Cnty Hgr Ed
(Jamestown) Ser 00A
6.50%, 7/01/30                                            1,000      1,159,990
Cortland Cnty Hosp Rev
(Cortland Mem Hosp) Radian Ser 02
5.25%, 7/01/32                                            2,700      2,840,778
Erie Cnty IDA Sch Fac Rev
(Buffalo Sch Dist Proj) FSA Ser 04
5.75%, 5/01/24-5/01/25(a)                                 3,800      4,330,080
Essex Cnty IDR
(Int'l Paper) Ser 95A AMT
5.80%, 12/01/19                                           4,750      4,862,717
Glen Cove IDR
(The Regency at Glen Cove) Ser 92B ETM
Zero coupon, 10/15/19                                    13,010      6,987,411
Grand Central Dist Mgmt Assn Inc
Ser 04-394
7.35%, 1/01/12 (b)(c)                                     1,785      2,045,735
Hempstead Hgr Ed
(Adelphi Univ) Ser 02
5.50%, 6/01/32                                            1,000      1,073,340
Herkimer Cnty IDR Hgr Ed
(Herkimer CC Stud Hsg) Ser 00
6.50%, 11/01/30                                           2,000      2,225,460
Horseheads CCRC
(Appleridge Retrmt Cmnty) GNMA Ser 99
5.75%, 9/01/41                                            4,000      4,294,400
Long Island Power Auth Elec Rev
FSA Ser 01A
5.25%, 9/01/28                                           10,000     10,601,800
Metro Trans Auth of New York Rev
AMBAC Ser 05B
5.00%, 11/15/26                                           7,500      8,022,300

Monroe Cnty MFHR
(Southview Towers Proj) Sonyma Ser 00 AMT
6.25%, 2/01/31                                            1,130      1,248,503
Montgomery Cnty IDA Lease Rev
(HFM Boces) XLCA Ser 05A
5.00%, 7/01/24                                            1,500      1,586,100
Nassau Cnty Interim Fin Auth
(Sales Tax Secd) MBIA Ser 05A
5.00%, 11/15/24                                           3,000      3,193,410
New York City Cultural Resources
(Museum of Modern Art) AMBAC Ser 01D
5.125%, 7/01/31                                          14,000     14,769,300
New York City Ed Fac
(Lycee Francais) ACA Ser 02C
6.80%, 6/01/28                                            2,500      2,610,225
(Magen David Yeshivah Proj) ACA Ser 02
5.70%, 6/15/27                                            2,500      2,681,300
(Spence School)
5.20%, 7/01/34                                            3,155      3,350,200
New York City GO
FSA Ser 04E
5.00%, 11/01/21                                           4,000      4,287,160
Ser 01B Prerefunded
5.50%, 12/01/31                                           8,430      9,450,283
Ser 01B Unrefunded
5.50%, 12/01/31                                           3,570      3,852,066
Ser 03
5.75%, 3/01/15-3/01/17                                    4,250      4,755,786
Ser 04G
5.00%, 12/01/23                                           3,225      3,389,185
Ser 04I
5.00%, 8/01/21                                           11,400     12,007,392
Ser 05J
5.00%, 3/01/24                                           12,000     12,605,280
Ser 96A Prerefunded
6.25%, 8/01/17                                           15,500     16,259,500
Ser 96J Prerefunded
6.00%, 2/15/24                                           11,165     11,526,188
XLCA Ser 04-1249
7.00%, 8/01/18 (b)(c)                                     5,000      5,733,600
New York City HDC MFHR
(Rental Hsg) Ser 01C-2 AMT
5.40%, 11/01/33                                           3,030      3,128,839
(Rental Hsg) Ser 02A AMT
5.50%, 11/01/34                                           1,250      1,291,812
New York City Hlth & Hosp Rev
AMBAC Ser 03A
5.25%, 2/15/22                                            5,000      5,392,850
New York City Hosp Rev
(Health Sys) FSA Ser 02A
5.125%, 2/15/23                                           1,500      1,589,970
New York City IDA
(Brooklyn Navy Yard) Ser 97 AMT
5.75%, 10/01/36                                           3,000      3,005,520
New York City IDA Spl Fac
(Airis JFK Proj) Ser 01A
5.50%, 7/01/28                                            9,000      9,013,050
(British Airways) Ser 98 AMT
5.25%, 12/01/32                                           1,175      1,068,933
New York City IDR Spl Fac
(Terminal One) Ser 94 AMT
6.125%, 1/01/24                                          18,690     18,935,960
New York City Mun Wtr Fin Auth
Ser 03A
5.00%, 6/15/27                                            1,000      1,053,070

New York City TFA
MBIA Ser 04-478
13.12%, 2/01/11 (b)(c)                                    2,500      3,397,100
Ser 00B Prerefunded
6.00%, 11/15/29                                           6,000      6,796,560
Ser 02A
5.50%, 11/01/26                                           5,000      5,512,050
New York State
Tobacco Settlement Bonds Ser 03-1156
7.85%, 6/01/14 (b)(c)                                     2,500      2,860,650
New York State Dorm Auth
(FHA Insd Maimonides) MBIA Ser 04
5.75%, 8/01/29                                            3,515      4,004,323
Ser 02
5.00%, 7/01/32                                            4,000      4,383,400
New York State Dorm Auth Hlth Fac
(Eger Rehab Ctr) FHA Ser 00
6.10%, 8/01/37                                            3,815      4,319,648
(Nursing Home) FHA Ser 02-34
5.20%, 2/01/32                                            3,965      4,237,594
New York State Dorm Auth Hosp Rev
(Mem Sloan-Kettering Ctr) MBIA Ser 03A
5.00%, 7/01/22                                            5,000      5,297,750
(Mount Sinai) NYU Health System Ser 00
6.50%, 7/01/25                                            7,500      7,923,525
New York State Dorm Auth Lease Rev
(Master Boces Program Wayne Finger) FSA Ser 04
5.00%, 8/15/23                                            3,175      3,381,470
New York State Dorm Auth MFHR
(Joachim & Anne Residence) Ser 02
5.25%, 7/01/27                                            1,000      1,039,270
New York State Dorm Auth Rev
(Leake & Watts Svcs Inc) MBIA Ser 04
5.00%, 7/01/22-7/01/23                                    3,275      3,487,894
(Montefiore Hosp) FGIC/FHA Ser 04
5.00%, 8/01/23                                            5,000      5,318,600
(New York University) FGIC Ser 04A
5.00%, 7/01/24                                            2,240      2,385,690
(Rochester University) Ser 04A
5.25%, 7/01/21-7/01/24                                    1,825      1,980,436
New York State Dorm Auth Rev Non State Supp Debt
(Nysarc, Inc) FSA Ser 05A
5.00%, 7/01/26                                            3,470      3,704,641
New York State Energy Res & Dev Auth
(Brooklyn Union Gas) MBIA AMT
8.78%, 7/08/26 (b)                                        6,000      6,065,280
New York State Energy Res & Dev Auth Elec Rev
(Long Island Ltg Co) Ser 95A AMT
5.30%, 8/01/25                                            7,500      7,785,300
New York State Env Solid Waste Disp Rev
(Waste Mgmnt Proj) Ser 02A
2.90%, 5/01/12                                            3,500      3,485,860
New York State Metro Trans Auth
Ser 02
5.25%, 11/15/31                                           5,000      5,322,950
Ser 02A
5.125%, 11/15/31                                          5,500      5,794,855
5.25%, 11/15/30                                          10,000     10,658,800
New York State Mtg Agy SFMR
(Mtg Rev) Ser 01-31A AMT
5.30%, 10/01/31                                           9,000      9,139,950
(Mtg Rev) Ser 82 AMT
5.65%, 4/01/30                                            3,765      3,821,249

Ser 01-29 AMT
5.45%, 4/01/31                                            9,000      9,281,880
Ser 84 AMT
5.95%, 4/01/30                                           17,515     18,245,551
New York State Twy Auth Personal Income Tax Rev
(Transport) AMBAC Ser 04A
5.00%, 3/15/24                                            5,000      5,331,350
New York State UDC
(State Pers Income Tax) AMBAC Ser 05A-1
5.00%, 12/15/25                                           2,450      2,628,164
New York State UDC Spl Tax
(Empire State) Ser 02A
5.25%, 3/15/32                                            3,945      4,366,642
Niagara Frontier Trans Arpt Rev
(Buffalo Niagara) MBIA AMT
5.625%, 4/01/29                                           2,500      2,685,975
Onondaga Cnty IDR Swr Rev
(Anheuser Busch) Ser 99 AMT
6.25%, 12/01/34                                           2,000      2,177,060
Onondaga Cnty PCR
(Bristol-Myers Squibb) AMT
5.75%, 3/01/24                                            4,000      4,586,520
Onondaga County IDA Arpt Fac
(Cargo ACQ Grp) Ser 02 AMT
6.125%, 1/01/32                                           1,000      1,035,680
Port Auth of NY & NJ
(JFK Int'l Proj) MBIA Ser 97-6 AMT
5.75%, 12/01/22                                           6,820      7,296,718
(One Hundred Fortieth) FSA Ser 05
5.00%, 12/01/22                                           3,000      3,246,690
Ser 03 AMT
6.78%, 12/15/12 (b)                                       4,500      5,048,730
Spencerport Uni Sch Dist
MBIA Ser 02
5.00%, 6/15/21                                            2,500      2,654,975
Staten Island Hosp Rev
(Staten Island Hosp) Ser 01B
6.375%, 7/01/31                                           1,980      1,990,831
Suffolk County IDR
(Nissequogue Cogen Fac) Ser 98 AMT
5.50%, 1/01/23                                            5,750      5,768,170
Western Nassau Cnty Wtr Auth Wtr Sys Rev
AMBAC Ser 05 WI
5.00%, 5/01/24                                            1,945      2,073,059
Yonkers IDA Hlth Fac
(Malotz Pavilion Proj) MBIA Ser 99
5.65%, 2/01/39                                              700        745,066
                                                                  -------------
                                                                   407,497,399
                                                                  -------------
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                           1,200      1,213,416
                                                                  -------------
Puerto Rico-2.8%
Puerto Rico Commonwealth
MBIA Ser 04-441
14.95%, 1/01/09 (b)(c)                                      375        523,380
Puerto Rico Elec Pwr Auth
XLCA Ser 02-1
5.25%, 7/01/22 (e)                                       10,000     10,868,200
Puerto Rico HFC SFMR
(Mtg Rev) Ser 01A
5.20%, 12/01/33                                           1,780      1,816,241
                                                                  -------------
                                                                    13,207,821
                                                                  -------------

Texas-0.4%
Houston Arpt Rev
(Continental Airlines) Ser 01E AMT
7.00%, 7/01/29                                            2,050      2,021,259
                                                                  -------------
Virginia-0.8%
Bell Creek CDD
Ser 03A
6.75%, 3/01/22                                              839        870,580
Broad Str Parking Fac
Ser 03
7.50%, 6/01/33                                            2,680      2,958,452
                                                                  -------------
                                                                     3,829,032
                                                                  -------------
Total Long-Term Municipal Bonds
(cost $438,559,887)                                                465,702,514
                                                                  -------------

Short-Term Municipal Notes (e)-4.8%
New York-4.8%
New York City HDC MFHR
(Lyric Dev) Ser 01A
2.35%, 11/15/31                                          11,950     11,950,000
New York City TFA
(New York City Recovery) Ser 02-3F
2.31%, 11/01/22                                           2,000      2,000,000
New York City TFA Rev
(Future Tax Secd) Ser 98C
2.28%, 5/01/28                                              500        500,000
Port Auth NY & NJ Spl Oblig Rev
(Versatile Structure Oblig) Ser 97-6
2.32%, 12/01/17                                           8,600      8,600,000
                                                                  -------------
Total Short-Term Municipal Notes
(cost $23,050,000)                                                  23,050,000
                                                                  -------------
Total Investments-102.8%
(cost $461,609,887)                                                488,752,514
Other assets less liabilities-(2.8%)                               (13,407,696)
                                                                  -------------
Net Assets - 100%                                                 $475,344,818
                                                                  -------------

INTEREST RATE SWAP TRANSACTIONS

                                                               Rate Type
                                                    --------------------------------
                                                       Payments             Payments
                        Notional                         made               received              Unrealized
         Swap            Amount      Termination        by the               by the              Appreciation/
     Counterparty        (000)          Date          Portfolio            Portfolio            (Depreciation)
--------------------------------------------------------------------------------------------------------------
Citigroup               $ 4,800        6/22/07           BMA*                2.962%               $ (15,091)
Goldman Sachs            27,300        2/03/06        76.48% of               BMA*                  (27,833)
                                                    1 Month LIBOR**
J.P. Morgan               4,300        4/05/07           BMA*                2.988%                  (8,008)
J.P. Morgan               4,500        6/15/15          3.777%                BMA*                  (57,258)
Merrill Lynch+            4,700        9/13/05          MMD***               3.460%                 (87,641)
Merrill Lynch             1,025       10/04/05          MMD***               3.745%                   4,511
Merrill Lynch             6,500       12/01/05           BMA*                2.220%                 (14,146)
Merrill Lynch            27,300        2/03/06           BMA*              85.10% of                103,916
                                                                        1 Month LIBOR**

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
***   MMD (Municipal Market Data)
+ Represents a forward interest rate swap whose effective date for the exchange of cash flows is September 13, 2005.

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
                 Number of     Expiration        Original      July 31,     Unrealized
         Type    Contracts       Month            Value          2005      Appreciation
--------------------------------------------------------------------------------------------
U.S. T-Note
10 Yr Future       67        September 2005     $7,610,045    $7,435,953     $174,092

(a) Position, or portion thereof, with a market value of $157,486 has been segregated to collaterize margin requirements for open future contracts.
(b) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $14,560,465 or 3.1% of net assets.
(d) Represents entire or partial position segregated as collateral for interest rate swap.
(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA     -- American Capital Access Financial Guaranty Corporation
      AMBAC   -- American Municipal Bond Assurance Corporation
      AMT     -- Alternative Minimum Tax - (subject to)
      CCRC    -- Congregate Care Retirement Center
      CDD     -- Community Development District
      CFD     -- Community Facilities District
      ETM     -- Escrow to Maturity
      FGIC    -- Financial Guaranty Insurance Company
      FHA     -- Federal Housing Administration
      FSA     -- Financial Security Assurance Inc.
      GNMA    -- Government National Mortgage Association
      GO      -- General Obligation
      HDC     -- Housing Development Corporation
      HFC     -- Housing Finance Corporation
      IDA     -- Industrial Development Authority/Agency
      IDR     -- Industrial Development Revenue
      MBIA    -- Municipal Bond Investors Assurance
      MFA     -- Mortgage Finance Authority
      MFHR    -- Multi-Family Housing Revenue
      PCR     -- Pollution Control Revenue
      SFMR    -- Single Family Mortgage Revenue
      SWR     -- Solid Waste Revenue
      TFA     -- Transitional Finance Authority
      UDC     -- Urban Development Corporation
      UPMC    -- University of Pennsylvania Medical Center
      VA      -- Veterans Affairs
      WI      -- When-Issued Securities
      XLCA    -- XL Capital Assurance Inc.

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005  (unaudited)

                                                     Principal
                                                        Amount
                                                         (000)           Value

MUNICIPAL BONDS-98.7%

Long-Term Municipal Bonds-98.5%
California-97.8%
Bassett Uni Sch Dist
(Election of 2004) Ser 05A FSA
5.00%, 8/01/23-8/01/25                                 $ 3,255     $ 3,479,152
California Dept of Wtr Res
FGIC Ser 02A
5.125%, 5/01/18                                         10,000      10,741,400
Ser 02A
5.375%, 5/01/21                                          3,000       3,258,960
California Dept Transp Rev
FGIC Ser 04A
5.00%, 2/01/13                                          10,000      10,946,800
California Ed Facs Auth Rev
(University of Pacific) Ser 04
5.00%, 11/01/20                                          1,000       1,045,880
5.25%, 5/01/34                                           1,000       1,072,560
California GO
5.00%, 2/01/32                                          13,200      13,719,948
5.125%, 6/01/31                                          1,730       1,816,431
5.25%, 2/01/30                                          14,000      14,836,080
MBIA - IBC Ser 03
5.25%, 2/01/16                                           2,050       2,246,472
MBIA Ser 02
5.00%, 2/01/32                                           3,500       3,637,550
Ser 02
5.25%, 4/01/30                                           1,175       1,246,675
Ser 03
5.25%, 2/01/24                                           3,500       3,747,380
Ser 04
5.00%, 2/01/33                                           6,925       7,211,833
5.125%, 2/01/28                                          3,500       3,701,110
5.30%, 4/01/29                                           6,400       6,891,904
California Health Fac Auth
(Cottage Hlth Sys) MBIA Ser 03B
5.00%, 11/01/23                                          2,500       2,630,875
(Lucile Salter Packard Hosp) AMBAC Ser 03C
5.00%, 8/15/21                                           3,365       3,551,589
California HFA SFMR
(Mtg Rev) FHA Ser 95A-2 AMT
6.45%, 8/01/25                                             525         530,203
(Mtg Rev) Ser 99A-2 AMT
5.25%, 8/01/26                                           1,765       1,778,784
California Hgr Ed
(Col of Arts & Crafts) Ser 01
5.875%, 6/01/30                                          2,200       2,338,336
California Infra & Eco Dev Bank
Ser 04-407
12.12%, 4/01/12 (a)(b)                                   2,485       3,172,152

California Poll Ctl Fin Auth
(Pacific Gas & Elec) MBIA Ser 96A AMT
5.35%, 12/01/16                                         15,500      16,781,075
(So Calif Edison) MBIA Ser 99C AMT
5.55%, 9/01/31                                           7,950       8,402,911
(So Calif Edison) Ser 92B AMT
6.40%, 12/01/24                                          9,280       9,325,194
(So Calif) Ser 86A
2.00%, 2/28/08                                           5,000       4,962,200
(Tracy Material Recovery) ACA Ser 99A AMT
5.70%, 8/01/14                                           3,670       3,809,570
California Poll Ctl Fin Auth SWR
(Waste Management) Ser 02A AMT
3.125%, 1/01/22                                          6,000       5,987,760
California Pub Wks Bd Lease Rev
(Coalinga) Ser 04A
5.50%, 6/01/22-6/01/23                                   6,790       7,331,255
(Dept of Hlth Svcs-Richmond Lab) Ser 05B XLCA
5.00%, 11/01/30                                          1,270       1,323,696
(Univ of Calif Proj) Ser 05C
5.00%, 4/01/23                                           3,130       3,306,626
(Univ of Calif Proj) Ser 05D
5.00%, 5/01/25                                           3,250       3,437,297
(Various Univ Calif Projs) Ser 04F
5.00%, 11/01/26                                          8,065       8,472,524
XLCA Ser 04-413
7.36%, 12/01/11 (a)(b)                                  10,070      11,601,043
California Rural MFA SFMR
(Mtg Rev) GNMA/FNMA Ser 00B AMT
6.25%, 12/01/31                                            210         211,218
(Mtg Rev) GNMA/FNMA Ser 00D AMT
6.00%, 12/01/31                                            695         730,626
(Mtg Rev) GNMA/FNMA Ser 99A AMT
5.40%, 12/01/30                                            550         560,934
(Mtg Rev) MBIA Ser 99A AMT
5.40%, 12/01/30                                          1,365       1,395,275
California State University Rev
FGIC Ser 03A
5.00%, 11/01/22                                          6,000       6,350,760
California Statewide Comm Dev Auth
(Kaiser Hosp) Ser 01A
5.55%, 8/01/31                                          18,000      19,170,180
(San Diego Space & Science) Ser 96
7.50%, 12/01/16                                          2,715       2,924,897
California Statewide Comm Dev Auth COP
(Eskaton Properties) Ser 99 ACA
4.25%, 5/15/29 (a)                                         250         250,000
California Statewide Comm Dev Auth Ed Fac
(Drew College Prep) Ser 00
7.25%, 10/01/30                                          8,000       8,691,680
(Saint Mark's Sch) Ser 01
6.75%, 6/01/28                                           2,555       2,704,723
(Sonoma Cntry Day Sch) Ser 99
6.00%, 1/01/29                                          11,540      12,309,372
(Wildwood Elem Sch) Ser 01
7.00%, 11/01/29                                          4,000       4,362,480
(Windward Sch) Ser 99
6.90%, 9/01/23                                           2,000       2,063,120
California Statewide Comm Dev Auth Rev
(Daughters of Charity Health) Ser 05A
5.25%, 7/01/24                                           3,225       3,390,217

California Statewide MFHR
(Highland Creek Apts) FNMA Ser 01K AMT
5.40%, 4/01/34                                           5,745       5,959,403
(Santa Paula Vlg Apt) FNMA Ser 98D AMT
5.43%, 5/01/28                                           2,090       2,130,212
California Veterans Hsg
AMBAC Ser 02A
5.35%, 12/01/27 (c)                                     22,320      23,498,496
Carson Assmt Dist
(Dominguez Tech Ctr) Ser 01-1
6.35%, 9/02/23                                           3,825       3,950,192
6.375%, 9/02/31                                          5,000       5,163,800
Castaic Lake Wtr Agy
AMBAC Ser 04A
5.00%, 8/01/16-8/01/18                                   4,325       4,664,439
MBIA Ser 01A
5.20%, 8/01/30                                           1,625       1,718,421
Chino CFD
(Spectrum South) Ser 99
6.35%, 9/01/29                                           3,450       3,528,867
Chino Hills CFD
(Fairfield Ranch) Ser 00
6.95%, 9/01/30                                           5,200       5,574,036
Commerce Joint Pwrs Fin Auth Lease Rev
(Cmnty Ctr Proj) Ser 04 XLCA
5.00%, 10/01/34                                          2,015       2,105,232
Corona CFD
(Eagle Glen) Ser 98
5.875%, 9/01/23                                          3,260       3,339,414
(Eagle Glen) Ser 98 ETM
5.875%, 9/01/23                                          3,100       3,175,516
Desert Cmnty College Dist
MBIA Ser 05
5.00%, 8/01/24                                           2,600       2,768,350
East Bay Mun Util Dist Wtr Sys Rev
MBIA Ser 05A
5.00%, 6/01/27                                           3,600       3,831,228
Eastern Wtr CFD
(Morningstar Ranch) Ser 02
6.40%, 9/01/32                                           3,815       3,892,712
El Centro Fin Auth Hosp Rev
(El Centro Med Ctr) Ser 01
5.375%, 3/01/26                                         18,000      18,993,060
Elk Grove Assmt Dist
(E. Franklin Cmnty) Ser 02
5.80%, 8/01/25                                           1,000       1,042,150
6.00%, 8/01/33                                           5,000       5,242,250
Encinitas Rec Rev
(Encinitas Ranch Golf Course) Ser 04
5.50%, 9/01/23-9/01/24                                   1,110       1,111,180
5.60%, 9/01/26                                           1,000       1,003,480
(Encinitas Ranch Golf Course) Ser 96A
7.75%, 9/01/26                                           9,920      10,369,773
Fontana
(Heritage West End) Ser 99A
6.50%, 9/01/28                                           8,800       9,259,008
Fontana Pub Fin Auth
(No Fontana Redev Proj) AMBAC Ser 03A
5.50%, 9/01/32                                           1,000       1,088,050

Fresno Joint Pwrs Lease Rev
XLCA Ser 04A
5.25%, 10/01/21-10/01/24                                 3,425       3,697,950
5.375%, 10/01/17                                         1,315       1,449,288
Gilroy Uni Sch Dist
FGIC
5.00%, 8/01/27                                           1,500       1,581,810
Huntington Park Pub Fin Auth Rev
FSA Ser 04A
5.25%, 9/01/17                                           1,000       1,118,060
Kaweah Delta Health Care Dist
MBIA Ser 04
5.25%, 8/01/25                                           1,320       1,426,009
5.25%, 8/01/26                                           2,460       2,655,644
Kern Cnty
(Tejon Industrial Complex) Ser 00A
7.20%, 9/01/30                                           9,925      10,248,753
La Verne Spl Tax
Ser 98
5.875%, 3/01/14                                          5,225       5,427,051
Lammersville Sch Dist CFD
(Mountain House) Ser 02
6.375%, 9/01/32                                          4,250       4,474,698
Lancaster Redev Agy Tax Alloc
(Fire Protn Fac Proj) XLCA Ser 04
5.00%, 12/01/23                                          1,120       1,180,536
(Sheriffs Fac Proj) XLCA Ser 04
5.00%, 12/01/23                                          1,875       1,976,344
Long Beach Bond Fin Auth Rev
(Redev Hsg & Gas Utility Fin) Ser 05A-1 AMBAC
5.00%, 8/01/25                                           1,890       1,993,421
Los Angeles Cmnty College Dist
(Election of 2001) Ser 05A FSA
5.00%, 8/01/24                                           4,500       4,810,320
Los Angeles Cmnty Redev Agy
Ser 04L
5.00%, 3/01/17                                           2,565       2,616,762
5.10%, 3/01/19                                           1,350       1,371,991
Los Angeles Cmnty Redev MFHR
(Grand Ctrl Proj) Ser 93A AMT
5.85%, 12/01/26                                          4,030       4,040,720
Los Angeles Cnty Arpt
(Ontario Int'l Arpt) FGIC Ser 96A AMT
6.00%, 5/15/22                                          12,780      13,139,246
Los Angeles Cnty Pub Works
AMBAC Ser 97V- B
5.125%, 12/01/29                                         3,400       3,607,876
Los Angeles Cnty Pub Works Fin Auth Lease Rev
(Master Ref Proj) Ser 05A MBIA
5.00%, 12/01/28                                          7,285       7,706,219
Los Angeles Cnty Transp Auth
FGIC Ser 00A
5.25%, 7/01/30                                           2,750       2,943,875
Los Angeles Dept of Wtr & Pwr Elec Rev
MBIA Ser 01A
5.00%, 7/01/24                                           1,500       1,575,375
Los Angeles Harbor Rev
MBIA Ser 96B AMT
6.20%, 8/01/25                                          10,000      10,395,200
Ser 96B AMT
5.375%, 11/01/23                                         8,250       8,470,440

Los Angeles MFHR
(Park Plaza West) GNMA AMT
5.50%, 1/20/43                                           5,000       5,205,800
Los Angeles Uni Sch Dist
MBIA Ser 03A-1116
7.72%, 7/01/16 (a)(b)                                    4,850       5,941,153
Manteca Uni Sch Dist
FSA Ser 04
5.25%, 8/01/22                                           1,390       1,515,781
Marin Wtr Dist Rev
AMBAC Ser 04
5.25%, 7/01/20                                           3,040       3,324,787
Napa Valley Uni Sch Dist
(Election 2002) FGIC Ser 05
5.00%, 8/01/29                                           2,000       2,124,800
Natomas Uni Sch Dist
(Election of 2002) Ser 04B FGIC
5.00%, 9/01/27-9/01/28                                   6,030       6,393,138
Norco Redev Agy Tax Alloc
(Norco Redev Proj #1) Radian Ser 04
5.00%, 3/01/24                                           3,060       3,134,939
Novato CFD
(Hamilton Field) Ser 95
7.375%, 9/01/25                                         10,135      10,373,375
Ontario Assmt Dist
(Calif Commerce Ctr So)
7.70%, 9/02/10                                           4,835       4,941,273
Ontario COP
(Wtr Sys Impt Proj) MBIA Ser 04
5.25%, 7/01/21                                           1,700       1,853,918
Orange Cnty CFD
(Ladera Ranch) Ser 99A
6.70%, 8/15/29                                           3,000       3,431,580
Orange Cnty Sr Lien
(Foothill/Eastern Corr) Ser 95 ETM
Zero coupon, 1/01/24-1/01/25                            25,255      10,937,300
(San Joaquin Hills Transp Corr) MBIA
Zero coupon, 1/15/36                                    47,415      10,634,236
(San Joaquin Hills Transp Corr) Ser 93 ETM
Zero coupon, 1/01/19-1/01/23                            75,000      38,684,500
Palm Springs Arpt Rev
(Palm Springs Regional Arpt) MBIA Ser 92 AMT
6.00%, 1/01/22                                           6,860       6,881,403
Palm Springs COP
Ser 91B ETM
Zero coupon, 4/15/21                                    37,500      18,315,750
Palmdale Wtr Dist Rev COP
FGIC Ser 04
5.00%, 10/01/24                                          1,775       1,881,962
Pittsburg Redev Agy
(Los Medanos Proj) Ser 03A
5.00%, 8/01/21                                           6,410       6,786,395
Placentia Yorba Linda Uni Sch Dist
(Election 2002) MBIA Ser 05C
5.00%, 8/01/27                                           3,300       3,516,447
Port of Oakland
FGIC Ser 02L AMT
5.375%, 11/01/27                                         2,500       2,644,850

Rancho Cordova CFD
(Sunridge Anatolia) Ser 03
6.00%, 9/01/28                                           2,000       2,096,800
Riverside CFD
(MTN Cove) Ser 00
6.50%, 9/01/25                                           3,390       3,557,602
Riverside Cmnty College Dist
MBIA Ser 04A
5.25%, 8/01/25-8/01/26                                   1,980       2,235,618
Riverside Cnty  Pub Fin Auth Tax Alloc
(Redev Proj) Ser 04 XLCA
5.00%, 10/01/35                                          2,475       2,595,335
Rocklin Uni Sch Dist
MBIA Ser 04
5.00%, 9/01/25                                           1,000       1,056,390
Roseville CFD
(No Central Roseville Highland Park) Ser 99-A
5.80%, 9/01/17                                           6,685       7,020,587
Roseville COP
AMBAC Ser 03A
5.00%, 8/01/25                                           7,490       7,882,925
Roseville High Sch Dist
Ser 01E
5.25%, 8/01/26                                           2,435       2,604,257
Sacramento CFD
(N Natomas Drain) Ser 00B
7.25%, 9/01/30                                           5,375       6,306,595
Sacramento City Uni Sch Dist
FSA Ser 04D
5.25%, 7/01/21-7/01/23                                   8,525       9,249,105
Sacramento Cnty Arpt Rev
MBIA Ser 96A AMT
5.90%, 7/01/24                                           5,050       5,264,776
Sacramento Cnty Hsg Auth MFHR
(Cottage Estates) FNMA Ser 00B AMT
6.00%, 2/01/33                                           5,300       5,637,822
(Verandas Apts) FNMA Ser 00H AMT
5.70%, 3/01/34                                           2,875       3,002,477
Sacramento Muni Util Dist Elec Rev
MBIA Ser 03S
5.00%, 11/15/17                                          5,000       5,393,200
MBIA Ser 04R-289-2
12.57%, 8/15/17 (a)(b)                                   2,500       3,266,500
San Bernardino Cnty CFD
(Kaiser Commerce Cntr) Ser 02-1
5.90%, 9/01/33                                           4,750       4,789,568
(Rancho Etiwanda) Ser 01
6.40%, 9/01/31                                           8,000       8,329,840
(Rancho Etiwanda) Ser 01 ETM
6.40%, 9/01/31                                           3,145       3,274,668
San Bernardino SFMR
(Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
6.35%, 7/01/34                                             795         798,625
San Diego Cnty COP
Ser 04A
5.50%, 9/01/44                                           5,000       5,300,200
San Diego HFA MFHR
(Rental Rev) GNMA/FNMA Ser 98C AMT
5.25%, 1/20/40                                           6,105       6,226,734
San Diego Hsg Auth MFHR
(Vista La Rosa Apt) GNMA Ser 00A AMT
6.00%, 7/20/41                                          10,230      10,874,388

San Diego Uni Sch Dist
(Election of 1998) MBIA Ser 04E-1
5.00%, 7/01/23-7/01/24                                   2,240       2,407,458
San Francisco City & Cnty Int'l Arpt
(Issue 10A) MBIA Second Ser 96 AMT
5.70%, 5/01/26 (d)                                       9,385       9,726,239
FSA Ser 00A AMT
6.125%, 1/01/27                                          1,480       1,573,506
San Francisco Univ Ed Fac
ACA Ser 99
5.25%, 7/01/32                                          16,650      17,039,443
San Jose MFHR
(Fallen Leaves Apts) AMBAC AMT
5.15%, 6/01/36                                           1,400       1,433,348
San Jose Redev Agy Tax Alloc
MBIA Ser 04A
5.25%, 8/01/19                                           5,000       5,480,100
San Marcos Pub Facs Auth Tax Alloc Rev
(Proj Areas No 1 & 3) AMBAC Ser 05A
5.00%, 8/01/25                                           5,715       6,103,391
San Mateo Cnty Cmnty College Dist COP
MBIA Ser 04
5.25%, 10/01/20                                          2,870       3,156,627
San Mateo Uni Sch Dist
FSA Ser 04
5.00%, 9/01/24                                           2,000       2,126,180
Santa Margarita Wtr Fac Dist
(Talega) Ser 99
6.25%, 9/01/29                                          11,550      12,313,570
Semitropic Impt Dist Wtr Storage
XLCA Ser 04A
5.50%, 12/01/23                                          1,640       1,824,451
So Calif HFA SFMR
(Mtg Rev) GNMA/FNMA Ser 92A AMT
6.75%, 9/01/22                                              55          55,010
So Tahoe Joint Pwr Fin Auth
Ser 95A
5.75%, 10/01/25                                          3,000       3,074,100
Solano Cnty Cmnty College Dist
Ser 05 MBIA
5.00%, 8/01/22                                           1,100       1,179,574
South Gate Pub Fin Auth
(South Gate Redev Proj #1) XLCA Ser 02
5.125%, 9/01/24                                          1,800       1,917,540
Tejon Ranch CFD
Ser 03
6.125%, 9/01/27                                          1,000       1,019,380
6.20%, 9/01/33                                           2,375       2,418,605
Torrance COP
(Ref & Pub Imprt Proj) AMBAC Ser 05B
5.00%, 6/01/24                                           2,900       3,069,476
Univ of Calif Regents Hgr Ed
FGIC Ser 01M
5.125%, 9/01/30                                         12,270      12,921,782
Vacaville Uni Sch Dist
(Election 2001) MBIA Ser 05 WI
5.00%, 8/01/26                                           1,075       1,141,897
West Contra Costa Healthcare Dist COP
AMBAC Ser 04
5.375%, 7/01/21-7/01/24                                  4,720       5,141,052

West Kern Cnty Wtr Rev
Ser 01
5.625%, 6/01/31                                          3,000       3,163,650
Westminster Redev Agy MFHR
(Rose Garden Apt) Ser 93A AMT
6.75%, 8/01/24                                           4,300       4,361,705
Yorba Linda Rec Rev
(Black Gold Golf Proj) Ser 00
7.50%, 10/01/30                                          5,680       6,457,308
                                                                 -------------
                                                                   839,168,355
                                                                 -------------
Florida-0.2%
Ft Lauderdale Arpt Fac
(Cargo Acq Grp) Ser 03 AMT
5.75%, 1/01/32                                           1,500       1,501,560
                                                                 -------------
Kansas-0.1%
Wyandotte Cnty/Kansas City Uni Gov't Spl Oblig Rev
(Sales Tax 2nd Lien) Ser 05B WI
5.00%, 12/01/20                                            500         494,490
                                                                 -------------
Ohio-0.2%
Port Auth of Columbiana Cnty SWR
(Apex Environmental Llc) Ser 04A AMT
7.125%, 8/01/25                                          2,000       2,022,360
                                                                 -------------
Texas-0.2%
Richardson Texas Hosp Auth
(Richardson Regional) Ser 04
6.00%, 12/01/19                                          1,715       1,884,408
                                                                 -------------
Total Long-Term Municipal Bonds
(cost $782,022,791)                                                845,071,173
                                                                 -------------
Short-Term Municipal Notes (e)-0.2%
California-0.2%
California Dept of Wtr Res Pwr Supply Rev
Ser 02B-4
2.24%, 5/01/22                                           2,000       2,000,000
                                                                 -------------
Illinois-0.0%
Illinois Dev Fin Auth PCR
(Illinois Pwr Proj) AMBAC Ser 01
2.20%, 11/01/28                                            100         100,000
                                                                 -------------
Total Short-Term Municipal Notes
(cost $2,100,000)                                                    2,100,000
                                                                 -------------
Total Investments-98.7%
(cost $784,122,791)                                                847,171,173
Other assets less liabilities-1.3%                                  10,887,798
                                                                 -------------
Net Assets - 100%                                                $ 858,058,971
                                                                 -------------

INTEREST RATE SWAP TRANSACTIONS

                                                           Rate Type
                                              -----------------------------------
                                                 Payments            Payments
                  Notional                         made              received           Unrealized
      Swap         Amount      Termination        by the              by the           Appreciation/
  Counterparty     (000)           Date          Portfolio           Portfolio        (Depreciation)
----------------------------------------------------------------------------------------------------
Citigroup         $ 8,700         6/22/07            BMA*            2.962%             $  (27,352)
Goldman Sachs      52,700         2/03/06         76.48% of           BMA*                 (53,730)
                                               1 Month LIBOR**
Goldman Sachs       5,000         3/01/06           2.255%            BMA*                  19,632
J.P. Morgan         8,400         4/05/07            BMA*            2.988%                (15,643)
J.P. Morgan        16,000         7/01/22            BMA*          80.98% of                37,911
                                                                1 Month LIBOR**
J.P. Morgan        14,900        11/05/24           4.149%            BMA*                (441,382)
Merrill Lynch       4,300        10/04/05           MMD***           3.758%                 23,669
Merrill Lynch      52,700         2/03/06            BMA*          85.10% of               200,601
                                                                1 Month LIBOR**
Merrill Lynch      17,000        11/01/19           3.896%            BMA*                (243,028)

*     BMA (Bond Market Association)
**    LIBOR (London Interbank Offered Rate)
***   MMD (Municipal Market Data)

FINANCIAL FUTURES CONTRACTS

                                                                       Value at         Unrealized
                       Number of       Expiration        Original      July 31,        Appreciation
      Type             Contracts         Month            Value          2005         (Depreciation)
----------------------------------------------------------------------------------------------------
Purchase Contract
U.S. T-Bond
Future                    111        September 2005    $12,945,525    $12,799,688       $ (145,837)

Sold Contracts
U.S. T-Note
10 Yr Future              144        September 2005     16,328,641     15,981,750          346,891

Swap
10 Yr Future              92         September 2005     10,234,655     10,111,375          123,280
                                                                                        ----------
                                                                                        $  324,334
                                                                                        ----------

(a) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
      These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $23,980,848 or 2.8% of net assets.
(c) Represents entire or partial position segregated as collateral for interest rate swap.
(d) Position, or portion thereof, with a market value of $1,466,449 has been segregated to collaterize margin requirements for open futures contracts.
(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

      Glossary of Terms:

      ACA      -- American Capital Access Financial Guaranty Corporation
      AMBAC    -- American Municipal Bond Assurance Corporation
      AMT      -- Alternative Minimum Tax - ( subject to )
      CFD      -- Community Facilities District
      COP      -- Cerificate of Participation
      ETM      -- Escrow to Maturity
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Administration
      FNMA     -- Federal National Mortgage Association
      FSA      -- Financial Security Assurance Inc.
      GNMA     -- Government National Mortgage Association
      GO       -- General Obligation
      HFA      -- Housing Finance Authority
      MBIA     -- Municipal Bond Investors Assurance
      MFA      -- Mortgage Finance Authority
      MFHR     -- Multi-Family Housing Revenue
      PCR      -- Pollution Control Revenue
      SFMR     -- Single Family Mortgage Revenue
      SWR      -- Solid Waste Revenue
      WI       -- When-Issued Securities
      XLCA     -- XL Capital Assurance Inc.

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
July 31, 2005  (unaudited)

                                                 Principal
                                                    Amount
                                                     (000)        Value

MUNICIPAL BONDS-94.3%

Long-Term Municipal Bonds-94.3%
California-94.3%
Butte-Glenn Cmnty College Dist
(Election 2002) MBIA Ser 05B
5.00%, 8/01/25                                     $ 3,620    $ 3,833,146
California GO
(Veterans Housing) FSA Ser 01
5.60%, 12/01/32                                      4,415      4,537,649
Ser 02
5.25%, 2/01/30                                       2,000      2,119,440
California HFA MFHR
(Mtg Rev) AMBAC Ser 95A
6.25%, 2/01/37                                       5,000      5,130,900
California Pub Wks Bd Lease Rev
(Dept of Hlth Svcs-Richmond Lab) Ser 05B XLCA
5.00%, 11/01/30                                      3,000      3,126,840
(Univ of Calif Proj) Ser 05B
5.00%, 5/01/25                                         750        793,222
California Statewide Comm Dev Auth COP
(Eskaton Pptys Inc.) ACA Ser 99
4.50%, 5/15/29                                         250        250,000
Capistrano Uni Sch Dist
FGIC Ser 00A
6.00%, 8/01/24                                       1,550      1,725,615
FSA Ser 01B
Zero coupon, 8/01/20-8/01/25                        24,465     10,564,481
Chino Redev Agy Spl Tax
AMBAC Ser 01A
5.13%, 9/01/30                                       1,000      1,050,230
AMBAC Ser 01B ETM
5.25%, 9/01/30                                       5,540      5,879,491
Coronado CDD
FSA Ser 96
6.00%, 9/01/26                                       6,450      6,791,205
Desert Cmnty College Dist
MBIA Ser 05
5.00%, 8/01/24                                         400        425,900
East Bay Mun Util Dist Wtr Sys Rev
MBIA Sub Ser 05A
5.00%, 6/01/27                                       1,400      1,489,922
Fontana Pub Fin Auth
(No Fontana Proj) AMBAC Ser 03A
5.50%, 9/01/32                                       4,200      4,569,810

Franklin-McKinley Sch Dist
FSA Ser 02B
5.00%, 8/01/27                                         700        738,178
Golden St
Tobacco Settlement Bonds Radian Ser 03
5.50%, 6/01/43                                       1,400      1,520,260
Jurupa Uni Sch Dist
(Election 2001) FGIC Ser 04
5.00%, 8/01/22                                       1,340      1,420,561
Lompoc Uni Sch Dist
(Election 2002) MBIA Ser 05B
5.00%, 6/01/30                                       1,000      1,061,330
Long Beach
(Aquarium of the Pacific Proj) AMBAC Ser 01
5.25%, 11/01/30 (a)                                  6,500      6,947,070
Los Angeles Cnty Pub Wks Fin Auth Lease Rev
(Master Refunding Proj) Ser 05A MBIA
5.00%, 12/01/27                                      2,000      2,117,360
Los Angeles Dept of Wtr & Pwr
MBIA Ser 01A
5.00%, 7/01/24                                       5,900      6,196,475
Modesto Wastewtr Rev
FSA Ser 05A
5.25%, 11/01/20                                      2,905      3,199,886
Mojave Wtr Agy Imp Dist
(Morongo Basin Pipeline) FGIC Ser 96
5.80%, 9/01/22 (b)                                  10,000     10,508,000
Orange Cnty COP
(Loma Ridge Data Ctr Proj) AMBAC
6.00%, 6/01/21                                       1,000      1,168,270
Orange Cnty Recovery Certificates
MBIA Ser 96A
6.00%, 7/01/26                                       3,000      3,143,610
Perris Union High Sch Dist
Ser 05A FGIC
5.00%, 9/01/24                                         800        855,512
Placentia-Yorba Linda Uni Sch Dist
(Election 2002) MBIA Ser 05C
5.00%, 8/01/27                                       1,600      1,704,944
Poway Redev Agy
(Paguay Proj) AMBAC Ser 01 ETM
5.375%, 12/15/31                                     6,225      6,735,388
Rancho Cordova COP
(City Hall Fac Acq Proj) XLCA Ser 05
5.00%, 2/01/24                                       2,645      2,788,068
Redding Elec Sys Rev
MBIA Ser 92A
10.17%, 7/01/22 (c)                                  2,000      2,799,840
Riverside Cnty Pub Fin Auth Tax Alloc Rev
(Redev Proj) XLCA Ser 04
5.00%, 10/01/23                                      1,955      2,060,648

Riverside Cnty Spl Tax
(Jurupa Valley) AMBAC Ser 01
5.13%, 10/01/35                                      5,000      5,277,600
(Jurupa Valley) AMBAC Ser 01 ETM
5.25%, 10/01/35 (d)                                  8,000      8,569,120
Ross Valley Sch Dist
FSA Ser 01
Zero coupon, 7/01/26                                 3,530      1,314,572
San Diego Uni Port Dist Rev
MBIA Ser 04B
5.00%, 9/01/23                                       1,035      1,098,528
San Diego Uni Sch Dist
(Election 1998) MBIA Ser 04E-1
5.00%, 7/01/23                                       1,000      1,075,760
So Tahoe Joint Powers Auth
Fin Auth Ser 95A
5.75%, 10/01/25                                      1,500      1,537,050
Southwestern Cmnty College Dist
MBIA Ser 05
5.00%, 8/01/24                                       1,000      1,082,230
Torrance COP
(Ref & Pub Impt Proj) AMBAC Ser 05B
5.00%, 6/01/24                                         465        492,175
                                                           ---------------
Total Investments-94.3%
(cost $118,832,958)                                           127,700,286
Other assets less liabilities-5.7%                              7,736,125
                                                           ---------------
Net Assets - 100%                                          $  135,436,411
                                                           ---------------

INTEREST RATE SWAP TRANSACTIONS

                                                              Rate Type
                                               --------------------------------------
                                                  Payments               Payments
                    Notional                         made                 received             Unrealized
   Swap              Amount     Termination         by the                 by the             Appreciation/
  Counterparty       (000)         Date           Portfolio              Portfolio           (Depreciation)
-----------------------------------------------------------------------------------------------------------
Citigroup            1,400         6/22/07           BMA*                  2.962%               $ (4,402)
Goldman Sachs        9,000         2/03/06        76.48% of                 BMA*                  (9,176)
                                               1 Month LIBOR**
J.P. Morgan          1,300         4/05/07           BMA*                  2.988%                 (2,421)
J.P. Morgan          1,400         7/01/22           BMA*                80.98% of                 3,317
                                                                      1 Month LIBOR**
J.P. Morgan            700        11/05/24          4.149%                  BMA*                 (20,736)
Merrill Lynch        9,000         2/03/06           BMA*                85.10% of                34,258
                                                                      1 Month LIBOR**
Merrill Lynch        2,000        11/01/19          3.896%                  BMA*                 (28,592)

*   BMA (Bond Market Association)
**  LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS

                                                                     Value at         Unrealized
                    Number of      Expiration      Original          July 31,        Appreciation
   Type             Contracts        Month          Value              2005         (Depreciation)
--------------------------------------------------------------------------------------------------
PURCHASED CONTRACTS
U.S. T-Bond
Future                 42        September 2005     $ 4,898,307    $ 4,843,125         $ (55,182)

SOLD CONTRACTS
U.S. T-Note
10 Yr Future           49        September 2005       5,538,017      5,438,234            99,783

Swap
10 Yr Future            7        September 2005         778,724        769,344             9,380
                                                                                       ---------
                                                                                       $  53,981
                                                                                       ---------

(a) Position, or a portion thereof, with a market value of $288,571 has been segregated to collaterize margin requirements for open futures contracts.
(b) Represents entire or partial position segregated as collateral for when issued security.
(c) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(d) Represents entire or partial position segregated as collateral for interest rate swap.

      Glossary of Terms:

      ACA    -- American Capital Access Financial Guaranty Corporation
      AMBAC  -- American Municipal Bond Assurance Corporation
      CDD    -- Community Development District
      COP    -- Cerificate of Participation
      ETM    -- Escrow to Maturity
      FGIC   -- Financial Guaranty Insurance Company
      FHA    -- Federal Housing Administration
      FSA    -- Financial Security Assurance Inc.
      GO     -- General Obligation
      HFA    -- Housing Finance Authority
      MBIA   -- Municipal Bond Investors Assurance
      MFHR   -- Multi-Family Housing Revenue
      XLCA   -- XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.     DESCRIPTION OF EXHIBIT

      11 (a) (1)      Certification of Principal Executive Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

      11 (a) (2)      Certification of Principal Financial Officer Pursuant to
                      Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: September 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: September 23, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: September 23, 2005